Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000155759 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
C000155759 [Member] | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
C000155759 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
C000155759 [Member] | Core Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
C000155759 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
C000155759 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
C000155759 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
C000155759 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
C000155759 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155759 [Member] | Interpublic Group of Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
C000155759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000155759 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000155759 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000155759 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155759 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000155759 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069809 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
C000069809 [Member] | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
C000069809 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
C000069809 [Member] | Core Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
C000069809 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
C000069809 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
C000069809 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
C000069809 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
C000069809 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069809 [Member] | Interpublic Group of Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
C000069809 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000069809 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000069809 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000069809 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000069809 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000069809 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000069809 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000069809 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155760 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
C000155760 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
C000155760 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
C000155760 [Member] | Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%
C000155760 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
C000155760 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155760 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
C000155760 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000155760 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155760 [Member] | Dominos Pizza Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
C000155760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155760 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155760 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000155760 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155760 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000155760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000155760 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069810 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
C000069810 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.82%
C000069810 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
C000069810 [Member] | Trade Desk Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.43%
C000069810 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
C000069810 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069810 [Member] | Textron Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
C000069810 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000069810 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069810 [Member] | Dominos Pizza Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
C000069810 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000069810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000069810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069810 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000069810 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000069810 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069810 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000069810 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000069810 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155758 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
C000155758 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000155758 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000155758 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000155758 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000155758 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
C000155758 [Member] | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
C000155758 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
C000155758 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155758 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
C000155758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155758 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155758 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000155758 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000155758 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155758 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155758 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000155758 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155758 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069808 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
C000069808 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000069808 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000069808 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000069808 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000069808 [Member] | Westinghouse Air Brake Technologies Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
C000069808 [Member] | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
C000069808 [Member] | AvalonBay Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
C000069808 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069808 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
C000069808 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000069808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000069808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000069808 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000069808 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000069808 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069808 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000069808 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000069808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000095753 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
C000095753 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000095753 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
C000095753 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
C000095753 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000095753 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000095753 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000095753 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000095753 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
C000095753 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
C000095753 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000095753 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000095753 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000095753 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000095753 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000095753 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000095753 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000095753 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000095753 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000095753 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000095753 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155808 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
C000155808 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000155808 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
C000155808 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
C000155808 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000155808 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000155808 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000155808 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000155808 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
C000155808 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
C000155808 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000155808 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000155808 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000155808 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155808 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155808 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155808 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000095752 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
C000095752 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000095752 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
C000095752 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
C000095752 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000095752 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.64%
C000095752 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000095752 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
C000095752 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
C000095752 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
C000095752 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000095752 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000095752 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000095752 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000095752 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000095752 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000095752 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000095752 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000095752 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000095752 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000095752 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%